Financial income and expenses (Tables)	6 Months Ended
Jun. 30, 2019
Financial income and expenses [Abstract]
Financial income
The following table sets forth our financial income and expenses for the six-month period ended June 30, 2019 and 2018:

	For the six-month period ended June 30,
Financial income	2019	2018
	($ in thousands)
Interest income from loans and credits	340	36,871
Interest rates benefits derivatives: cash flow hedges	177	-
Total	517	36,871

Financial expenses
	For the six-month period ended June 30,
Financial expenses	2019	2018
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(130,644)	(128,838)
- Other debts	(50,387)	(42,951)
Interest rates losses derivatives: cash flow hedges	(29,501)	(34,317)
Total	(210,532)	(206,106)

Other net financial income and expenses
The following table sets out ‘Other net financial income and expenses” for the six-month periods ended June 30, 2019, and 2018:

	For the six-month period ended June 30,
Other financial income / (expenses)	2019	2018
	($ in thousands)
Other financial income	8,536	5,514
Other financial losses	(8,747)	(15,201)
Total	(211)	(9,687)